UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21238

PIMCO Corporate Opportunity Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-739-3371

Date of fiscal year end:	November 30, 2006

Date of reporting period:	August 31, 2006

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Corporate Opportunity Fund Schedule of Investments

August 31, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

CORPORATE BONDS & NOTES—79.4%
Airlines—3.9%
$7,000	American Airlines, Inc., pass thru certificates, 7.858%, 4/1/13, Ser. 01-2	Baa2/A-	$7,481,285
	Continental Airlines, Inc., pass thru certificates,
1,599	6.545%, 8/2/20	Baa3/A-	1,619,259
3,720	6.703%, 6/15/21, Ser. 01-1	Baa3/BBB+	3,798,244
1,695	7.056%, 9/15/09, Ser. 99-2	Baa3/A-	1,748,425
2,390	7.373%, 6/15/17, Ser. 01-1	Ba1/BB+	2,313,877
9,296	7.707%, 10/2/22, Ser. 00-2	Baa3/BBB	9,977,842
1,936	9.798%, 4/1/21	Ba2/BBB-	2,038,033
	Delta Air Lines, Inc., pass thru certificates,
8,000	7.57%, 5/18/12, Ser. 00-1	Ba2/BB	8,035,000
8,000	7.92%, 11/18/10, Ser. 00-1	Caa1/CCC+	7,625,000
15,500	Northwest Airlines, Inc., pass thru certificates, 6.841%, 4/1/11, Ser. 1A-2	Ba3/BB	15,374,063
			60,011,028

Apparel & Textiles—0.3%
1,000	Quiksilver, Inc., 6.875%, 4/15/15	B1/BB-	937,500
3,000	Russell Corp., 9.25%, 5/1/10	NR/B	3,138,750
			4,076,250

Automotive—0.5%
4,000	Auburn Hills Trust, 12.375%, 5/1/20	A3/BBB	5,913,608
2,500	Ford Motor Co., 9.98%, 2/15/47	B2/BB+	2,200,000
			8,113,608

Banking—4.6%
625	Bank of America, 9.375%, 9/15/09	Aa3/A+	697,451
	HSBC Capital Funding L.P., VRN,
8,000	4.61%, 6/27/13 (d)	A1/A	7,388,424
2,000	10.176%, 6/30/30	A1/A	2,875,336
8,550	HSBC Holdings PLC, 6.50%, 5/2/36	Aa3/A+	9,033,665
4,600	Rabobank Capital Funding Trust, 5.254%, 10/21/16, UNIT, VRN (d)	Aa2/AA	4,387,163
15,000	Republic New York Corp., 9.70%, 2/1/09	A1/A+	16,501,725
9,706	Riggs Capital Trust, 8.875%, 3/15/27, Ser. C	A3/BBB+	10,287,224
3,500	Royal Bank of Canada, 5.999%, 11/8/11, Ser. N, FRN	Aa3/A+	3,502,859
2,000	Royal Bank of Scotland Group PLC, 7.648%, 9/30/31, VRN	A1/A	2,273,266
8,000	Sumitomo Mitsui Banking Corp., 8.15%, 8/1/08	A2/NR	8,364,248
4,800	USB Capital IX, 6.189%, 4/15/11, VRN	Aa3/A	4,824,850
			70,136,211

Building/Construction—0.4%
5,000	Pulte Homes, Inc., 7.875%, 8/1/11	Baa3/BBB	5,377,345

Computer Services—0.7%
	Electronic Data Systems Corp.,
4,000	6.50%, 8/1/13, Ser. B	Ba1/BBB-	4,023,188
3,500	7.125%, 10/15/09	Ba1/BBB-	3,651,578
3,000	Sungard Data Systems, Inc., 9.125%, 8/15/13	B3/B-	3,112,500
			10,787,266

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Containers—0.5%
	Smurfit-Stone Container,
$4,000	8.375%, 7/1/12	B2/CCC+	$3,830,000
3,437	9.75%, 2/1/11	B2/CCC+	3,548,703
			7,378,703

Diversified Manufacturing—0.8%
5,000	Hutchison Whampoa International Ltd., 7.45%, 11/24/33 (d)	A3/A-	5,617,180
£3,340	Tyco International Group S.A., 6.50%, 11/21/31	Baa3/BBB+	7,176,742
			12,793,922

Electronics—0.1%
$1,000	Arrow Electronics, Inc., 6.875%, 6/1/18	Baa3/BBB-	1,015,957

Energy—1.4%
5,000	Kinder Morgan Energy Partners L.P., 7.50%, 11/1/10	Baa1/BBB+	5,319,580
2,377	Salton SEA Funding, Inc., 8.30%, 5/30/11, Ser. E	Ba1/BB+	2,520,652
12,000	Sithe Independence Funding Corp., 9.00%, 12/30/13, Ser. A	Ba2/B	12,957,048
			20,797,280

Financial Services—7.9%
5,000	AES Red Oak LLC, 9.20%, 11/30/29, Ser. B	B1/B+	5,475,000
2,000	American General Finance Corp., 8.45%, 10/15/09	A1/A+	2,176,222
13,500	BNP Paribas, 5.186%, 6/29/15, VRN (d)	A1/A+	12,701,273
2,500	Canadian Oil Sands Ltd., 4.80%, 8/10/09 (d)	Baa2/BBB+	2,447,692
5,946	Cedar Brakes II LLC, 9.875%, 9/1/13 (b)(d)	Baa2/BBB-	6,666,789
4,000	CIT Group, Inc., 6.875%, 11/1/09	A2/A	4,165,284
11,400	Ford Motor Credit Co., 7.875%, 6/15/10	Ba3/B+	11,213,108
	General Electric Capital Corp.,
1,100	8.50%, 7/24/08	Aaa/AAA	1,160,806
4,990	9.83%, 12/15/08 (e)	NR/NR	5,480,609
10,000	Goldman Sachs Group, Inc., 7.35%, 10/1/09	Aa3/A+	10,595,690
6,500	HBOS Capital Funding L.P., 6.071%, 6/30/14, VRN (d)	A1/A	6,557,629
4,200	MBNA Capital, 6.289%, 2/1/27, Ser. B, FRN	Aa3/A	4,161,797
9,800	Mizuho JGB Investment LLC, 9.87%, 6/30/08, VRN (d)	Baa1/BBB+	10,516,380
1,510	Mizuho Preferred Capital Co. LLC, 8.79%, 6/30/08, VRN (d)	Baa1/BBB+	1,592,602
	Pemex Project Funding Master Trust,
2,800	5.75%, 12/15/15	Baa1/BBB	2,727,900
5,700	5.75%, 12/15/15 (b)	Baa1/BBB	5,553,225
7,500	8.625%, 2/1/22	Baa1/BBB	9,056,250
13,500	RBS Capital Trust I, 5.512%, 9/30/14, VRN	A1/A	13,019,494
2,500	UBS Preferred Funding Trust V, 6.243%, 5/15/16, Ser. 1, VRN	A1/AA-	2,555,805
3,000	Universal City Development Partners Ltd., 11.75%, 4/1/10	B2/B-	3,262,500
			121,086,055

Food & Beverage—1.0%
5,000	Delhaize America, Inc., 8.125%, 4/15/11	Ba1/BB+	5,383,130
5,000	Kroger Co., 8.05%, 2/1/10	Baa2/BBB-	5,370,000
5,000	Tyson Foods, Inc., 6.85%, 4/1/16	Ba1/BBB-	5,082,555
			15,835,685

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Healthcare & Hospitals—1.0%
	HCA, Inc.,
$1,000	8.36%, 4/15/24	Ba2/BB+	$809,184
800	9.00%, 12/15/14	Ba2/BB+	743,410
	Tenet Healthcare Corp.,
5,600	7.375%, 2/1/13	B3/B	5,012,000
9,400	9.25%, 2/1/15	B3/B	8,906,500
			15,471,094

Hotels/Gaming—3.9%
	Caesars Entertainment, Inc.,
2,000	7.00%, 4/15/13	Baa3/BBB-	2,067,194
5,000	7.50%, 9/1/09	Baa3/BBB-	5,233,375
2,000	8.875%, 9/15/08	Ba1/BB+	2,102,500
2,000	Choctaw Resort Development Enterprise, Inc., 7.25%, 11/15/19 (d)	Ba3/BB-	1,970,000
2,000	Gaylord Entertainment Co., 8.00%, 11/15/13	B3/B-	2,040,000
	Harrah’s Operating Co., Inc.,
4,000	5.50%, 7/1/10	Baa3/BBB-	3,952,552
3,730	8.00%, 2/1/11	Baa3/BBB-	4,018,314
3,000	Hilton Hotels Corp., 7.625%, 5/15/08	Ba2/BB	3,082,500
4,950	ITT Corp., 7.375%, 11/15/15	Baa3/BB+	5,296,500
1,200	Mandalay Resort Group, 9.375%, 2/15/10	Ba3/B+	1,273,500
3,750	MGM Mirage, Inc., 8.375%, 2/1/11	Ba3/B+	3,876,562
8,644	Times Square Hotel Trust, 8.528%, 8/1/26 (d)	Baa3/BB+	9,940,240
14,950	Wynn Las Vegas LLC, 6.625%, 12/1/14	B2/B+	14,352,000
			59,205,237

Insurance—0.0%
500	Shackleton Reinsurance Ltd., 13.489%, 2/7/08, FRN (d)(e)	Ba3/BB	500,675

Manufacturing—0.1%
1,000	Bombardier, Inc., 6.75%, 5/1/12 (d)	Ba2/BB	943,750

Metals & Mining—0.8%
9,537	Phelps Dodge Corp., 9.50%, 6/1/31	Baa2/BBB	12,381,696

Multi-Media—8.9%
2,000	Cablevision Systems Corp., 8.00%, 4/15/12, Ser. B	B3/B+	2,020,000
2,000	Charter Communications Operating LLC, 8.375%, 4/30/14 (d)	B2/B-	2,030,000
5,000	Clear Channel Communications, Inc., 7.65%, 9/15/10	Baa3/BBB-	5,264,080
12,300	Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/13	Baa2/BBB+	13,960,057
	CSC Holdings, Inc.,
15,640	7.625%, 7/15/18	B2/B+	15,855,050
10,535	7.875%, 2/15/18	B2/B+	10,824,713
4,500	8.125%, 8/15/09, Ser. B	B2/B+	4,668,750
2,000	DirecTV Holdings LLC, 6.375%, 6/15/15	Ba2/BB-	1,880,000
15,000	Rogers Cable, Inc., 8.75%, 5/1/32	Ba2/BB+	17,100,000
	Shaw Communications, Inc.,
5,000	7.20%, 12/15/11	Ba2/BB+	5,125,000
8,000	8.25%, 4/11/10	Ba2/BB+	8,450,000

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Multi-Media—(continued)
$18,000	Time Warner Entertainment Co. L.P., 8.375%, 7/15/33	Baa2/BBB+	$20,702,268
11,000	Time Warner, Inc., 7.70%, 5/1/32	Baa2/BBB+	12,059,916
12,495	Univision Communications, Inc., 7.85%, 7/15/11	Baa3/BB-	12,565,397
5,000	Viacom, Inc., 6.25%, 4/30/16 (d)	Baa3/BBB	4,943,980
			137,449,211

Office Equipment—0.3%
5,000	Xerox Capital Trust I, 8.00%, 2/1/27	Ba3/B+	5,156,250

Oil & Gas—8.1%
	CenterPoint Energy Res. Corp.,
23,000	7.75%, 2/15/11	Baa3/BBB	24,856,008
5,000	7.875%, 4/1/13, Ser. B	Baa3/BBB	5,520,770
	Chesapeake Energy Corp.,
300	7.50%, 6/15/14	Ba2/BB	303,750
3,000	7.75%, 1/15/15	Ba2/BB	3,075,000
	El Paso Corp. (d),
23,200	7.42%, 2/15/37	B/B	22,040,000
5,000	7.625%, 9/1/08	B/B2	5,125,000
13,000	Gaz Capital S.A., 8.625%, 4/28/34	Baa1/BB+	16,185,000
8,700	Gazprom AG, 9.625%, 3/1/13	Baa1/BB+	10,314,720
1,030	Hanover Compressor Co., 9.00%, 6/1/14	B3/B	1,096,950
1,800	OAO Gazprom, 9.625%, 3/1/13 (d)	Baa1/BB+	2,130,750
2,632	Ras Laffan Liquefied Natural Gas Co., Ltd., 3.437%, 9/15/09 (b)	A1/A	2,549,200
2,500	Reliant Energy, Inc., 6.75%, 12/15/14	B2/B	2,368,750
10,000	Southern Natural Gas Co., 8.875%, 3/15/10	Ba2/B+	10,540,470
17,400	Williams Cos., Inc., 7.875%, 9/1/21	Ba2/BB-	17,791,500
			123,897,868

Paper/Paper Products—3.7%
	Abitibi-Consolidated, Inc.,
23,500	7.50%, 4/1/28	B1/B+	18,565,000
5,000	8.375%, 4/1/15 (g)	B1/B+	4,575,000
10,000	8.50%, 8/1/29	B1/B+	8,450,000
2,000	Bowater Canada Finance, 7.95%, 11/15/11	B1/B+	1,930,000
3,000	Bowater, Inc., 9.50%, 10/15/12	B1/B+	3,045,000
	Georgia-Pacific Corp.,
5,000	7.25%, 6/1/28	B2/B	4,625,000
14,119	8.00%, 1/15/24	B2/B	13,977,810
2,000	Smurfit Capital Funding PLC, 7.50%, 11/20/25	B1/B+	1,830,000
			56,997,810

Retail—1.8%
16,000	Albertson’s, Inc., 8.00%, 5/1/31	B2/B	14,859,648
13,000	JC Penney Co., Inc., 8.125%, 4/1/27	Baa3/BBB-	13,420,498
			28,280,146

Telecommunications—17.2%
35,000	AT&T Corp., 8.00%, 11/15/31, VRN	A2/A	41,940,080
10,000	Bellsouth Capital Funding, 7.875%, 2/15/30	A2/A	11,221,270

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Telecommunications—(continued)
$5,000	Cincinnati Bell, Inc., 8.375%, 1/15/14	B3/B-	$5,043,750
	Citizens Communications Co.,
7,500	9.00%, 8/15/31	Ba3/BB+	7,950,000
4,000	9.25%, 5/15/11	Ba3/BB+	4,395,000
8,000	Deutsche Telekom International Finance BV, 8.25%, 6/15/30	A3/A-	9,678,504
	Embarq Corp.,
5,000	6.738%, 6/1/13	Baa3/BBB-	5,108,180
10,000	7.082%, 6/1/16	Baa3/BBB-	10,221,230
10,000	7.995%, 6/1/36	Baa3/BBB-	10,482,050
11,000	France Telecom S.A., 8.50%, 3/1/31	A3/A-	14,077,371
2,000	Intelsat Subsidiary Holding Co., Ltd., 8.625%, 1/15/15	B2/B+	2,030,000
	Nextel Communications, Inc.,
5,000	6.875%, 10/31/13, Ser. E	Baa3/BBB+	5,068,185
10,000	7.375%, 8/1/15, Ser. D	Baa3/BBB+	10,299,880
21,650	PanAmSat Corp., 6.875%, 1/15/28	B1/BB	19,160,250
	Qwest Capital Funding, Inc.,
8,070	7.00%, 8/3/09	B3/B	8,049,825
15,600	7.90%, 8/15/10	B3/B	15,951,000
2,000	Qwest Communications International, Inc., 7.50%, 2/15/14	B2/B	1,992,500
	Qwest Corp.,
3,000	7.25%, 9/15/25	Ba3/BB	2,883,750
4,400	8.579%, 6/15/13, FRN	Ba3/BB	4,757,500
6,150	8.875%, 3/15/12	Ba3/BB	6,688,125
	Rogers Wireless, Inc.,
CAD 1,000	7.625%, 12/15/11 (d)	Ba2/BB	977,698
$12,340	9.75%, 6/1/16	Ba2/BB	14,931,400
	Sprint Capital Corp.,
25,000	6.90%, 5/1/19	Baa3/BBB+	26,012,800
2,900	8.375%, 3/15/12	Baa3/BBB+	3,244,589
1,350	Sprint Nextel Corp., 9.25%, 4/15/22	Baa3/BBB+	1,703,858
1,400	Time Warner Telecom Holdings, Inc., 9.405%, 2/15/11, FRN	B2/CCC+	1,435,000
15,000	Verizon Global Funding Corp., 7.25%, 12/1/10	A3/A	16,020,180
3,500	Verizon New York, Inc., 7.375%, 4/1/32, Ser. B	Baa3/A	3,645,124
			264,969,099

Tobacco—0.1%
2,000	RJ Reynolds Tobacco Holdings, Inc., 7.25%, 6/1/12 (d)	Ba2/BB	2,065,112

Utilities—10.1%
2,000	CMS Energy Corp., 8.90%, 7/15/08	Ba3/B+	2,100,000
	East Coast Power LLC, Ser. B,
3,952	6.737%, 3/31/08	Baa3/BBB-	3,972,642
5,643	7.066%, 3/31/12	Baa3/BBB-	5,849,205
4,600	Homer City Funding LLC, 8.137%, 10/1/19	Ba2/BB	4,945,000
22,000	IPALCO Enterprises, Inc., 8.375%, 11/14/08	Ba1/BB-	22,825,000
	Midwest Generation LLC, pass thru certificates,
29,812	8.30%, 7/2/09, Ser. A	B1/B+	30,464,269
14,480	8.56%, 1/2/16, Ser. B	B1/B+	15,393,636
5,000	8.75%, 5/1/34	Ba3/B	5,350,000
1,000	Ohio Edison Co., 5.647%, 6/15/09 (d)	Baa2/BBB-	1,002,412

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Utilities—(continued)
	PSE&G Energy Holdings LLC,
$42,500	8.50%, 6/15/11	Ba3/BB-	$45,156,250
2,000	10.00%, 10/1/09	Ba3/BB-	2,170,000
5,307	South Point Energy Center LLC, 8.40%, 5/30/12 (d)	NR/D	5,174,402
10,000	TXU Energy Co. LLC, 7.00%, 3/15/13	Baa2/BBB-	10,447,710
			154,850,526

Waste Disposal—1.3%
	Allied Waste North America, Inc.,
6,000	7.25%, 3/15/15	B2/BB-	5,925,000
11,250	7.875%, 4/15/13	B2/BB-	11,446,875
3,000	8.50%, 12/1/08, Ser. B	B2/BB-	3,135,000
			20,506,875

	Total Corporate Bonds & Notes (cost—$1,160,768,167)		1,220,084,659

U.S. GOVERNMENT AGENCY SECURITIES—4.1%
	Fannie Mae,
514	7.00%, 7/25/26, CMO	Aaa/AAA	528,349
1,159	7.00%, 2/18/27, CMO	Aaa/AAA	1,182,146
269	7.00%, 2/1/30, MBS	Aaa/AAA	275,458
198	7.00%, 3/1/31, MBS	Aaa/AAA	202,743
33	7.00%, 10/1/31, MBS	Aaa/AAA	33,746
163	7.00%, 11/1/31, MBS	Aaa/AAA	167,919
145	7.00%, 1/1/32, MBS	Aaa/AAA	149,682
1,853	7.00%, 6/1/32, MBS	Aaa/AAA	1,902,818
405	7.00%, 9/1/32, MBS	Aaa/AAA	414,432
62	7.00%, 11/1/32, MBS	Aaa/AAA	64,019
313	7.00%, 1/1/33, MBS	Aaa/AAA	322,063
189	7.00%, 2/1/33, MBS	Aaa/AAA	194,493
494	7.00%, 4/1/33, MBS	Aaa/AAA	507,403
1,273	7.00%, 6/1/33, MBS	Aaa/AAA	1,306,853
469	7.00%, 9/1/33, MBS	Aaa/AAA	482,220
351	7.00%, 1/1/34, MBS	Aaa/AAA	361,102
353	7.00%, 2/1/34, MBS	Aaa/AAA	362,386
8,421	7.00%, 6/1/35, MBS	Aaa/AAA	8,658,555
1,504	7.00%, 7/1/35, MBS	Aaa/AAA	1,548,432
5,935	7.00%, 2/1/36, MBS	Aaa/AAA	6,113,513
176	7.00%, 9/25/41, CMO	Aaa/AAA	180,473
2,743	7.00%, 12/25/41, CMO	Aaa/AAA	2,820,257
73	7.50%, 12/25/19, CMO	Aaa/AAA	76,961
668	7.50%, 5/1/22, MBS	Aaa/AAA	692,578
33	7.50%, 6/25/30, CMO, PO	Aaa/AAA	33,575
730	7.50%, 12/1/33, MBS	Aaa/AAA	754,508
143	7.50%, 11/25/40, CMO	Aaa/AAA	147,010
256	7.50%, 5/25/42, CMO	Aaa/AAA	265,961
71	7.50%, 7/25/42, CMO	Aaa/AAA	73,623
14,088	7.50%, 12/25/45, CMO	Aaa/AAA	14,826,977
54	8.00%, 9/25/23, CMO	AAA/AAA	54,600
53	8.00%, 7/18/27, CMO	Aaa/AAA	55,778
14,247	8.00%, 12/25/45, CMO	Aaa/AAA	15,078,107
405	9.99%, 9/25/17, CMO	Aaa/AAA	443,632

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
	Freddie Mac,
$136	7.00%, 5/15/23, CMO, PO	Aaa/AAA	$139,864
2,014	7.00%, 1/15/24, CMO	Aaa/AAA	2,081,981
185	7.50%, 11/1/19, MBS	Aaa/AAA	189,736
61	8.00%, 9/15/26, CMO	Aaa/AAA	63,986
15	9.50%, 5/15/21, CMO	Aaa/AAA	15,908
181	Small Business Administration Participation Certificates,
	7.50%, 4/1/17, Ser. 97-D	NR/NR	189,566

	Total U.S. Government Agency Securities (cost—$62,816,620)		62,963,413

SOVEREIGN DEBT OBLIGATIONS—2.8%
Brazil—1.6%
	Federal Republic of Brazil,
14,249	8.00%, 1/15/18	Ba2/BB	15,681,024
1,250	10.125%, 5/15/27	Ba2/BB	1,683,125
4,750	11.00%, 1/11/12	Ba2/BB	5,816,375
1,050	12.75%, 1/15/20	Ba2/BB	1,598,625
			24,779,149

Mexico—0.6%
7,000	United Mexican States, 11.375%, 9/15/16	Baa1/BBB	10,041,500

Panama—0.5%
6,000	Republic of Panama, 9.375%, 7/23/12	Ba1/BB	6,975,000

Ukraine—0.1%
1,000	Republic of Ukraine, 7.65%, 6/11/13	B1/BB-	1,069,200

	Total Sovereign Debt Obligations (cost—$34,523,944)		42,864,849

MUNICIPAL BONDS (d)(j)—1.6%
New Jersey—1.6%
	Tobacco Settlement Financing Corp. Rev., VRN,
7,571	7.427%, 6/1/32	NR/AA	8,330,068
5,000	8.177%, 6/1/24	NR/AA	5,730,300
8,334	8.677%, 6/1/32	NR/AA	9,888,458

	Total Municipal Bonds (cost—$19,457,748)		23,948,826

SENIOR LOANS (a)(b)(c)—1.0%
Entertainment—0.1%
998	MGM Studios, 7.749%, 4/8/12, Term B		995,102

Hotels/Gaming—0.2%
	Aladdin Gaming, Inc.,
2,939	8.508%, 8/31/10, Term A		2,851,787
67	9.508%, 8/31/10, Term B		65,238
			2,917,025

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Insurance—0.0%
$500	Shackleton B Event Linked Loan, 13.468%, 8/1/08 (e)		$501,177

Multi-Media—0.6%
10,000	Charter Communications Holdings LLC, 8.125%, 4/25/13, Term B		10,036,810

Utilities—0.1%
	AES Corp., Term B,
714	6.75%, 4/30/08		716,965
714	7.50%, 8/10/11		716,964
			1,433,929

	Total Senior Loans (cost—$15,854,792)		15,884,043

MORTGAGE-BACKED SECURITIES—0.9%
	GSMPS Mortgage Loan Trust, CMO (d),
4,798	7.50%, 12/21/26	NR/NR	4,913,532
241	7.50%, 6/19/32	NR/NR	250,297
8,405	7.50%, 6/25/43	NR/NR	8,515,750
461	Mastr Reperforming Loan Trust, 7.00%, 8/25/34, CMO (d)	NR/AAA	473,129
196	Washington Mutual, Inc., 7.50%, 4/25/33, CMO	Aaa/AAA	201,308

	Total Mortgage-Backed Securities (cost—$14,785,913)		14,354,016

ASSET-BACKED SECURITIES—0.5%
8,300	Greenpoint Manufactured Housing, 8.30%, 10/15/26	Ca/NR	7,260,857
184	GSAMP Trust, 5.935%, 6/25/34, FRN	Aaa/AAA	184,573

	Total Asset-Backed Securities (cost—$7,516,998)		7,445,430

SHORT-TERM INVESTMENTS—9.8%

Corporate Notes—5.4%
Financial Services—2.2%
356	Beaver Valley II Funding, 8.625%, 6/1/07	Baa3/BBB-	362,615
21,240	Ford Motor Credit Co., 7.75%, 2/15/07	Ba3/BB-	21,348,472
	General Motors Acceptance Corp.,
4,470	6.125%, 9/15/06	Ba1/BB	4,469,343
7,000	6.407%, 1/16/07, FRN	Ba1/BB	6,993,791
			33,174,221

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Holding Companies—0.1%
$2,000	Progress Capital Holdings, 7.17%, 11/1/06 (d)	Baa1/BBB-	$2,004,862

Hotels/Gaming—0.4%
900	Caesars Entertainment, Inc., 8.50%, 11/15/06	Baa3/BBB-	904,426
4,875	Park Place Entertainment Corp., 9.375%, 2/15/07	Ba1/BB+	4,948,125
			5,852,551

Insurance—0.1%
1,000	Prudential Financial, Inc., 4.104%, 11/15/06	A3/A	997,754

Miscellaneous—0.6%
9,900	Morgan Stanley TRACERS, 4.721%, 3/1/07, VRN (b)(d)(f)	A3/NR	9,914,147

Multi-Media—1.8%
20,000	Comcast Cable Communications, Inc., 8.375%, 5/1/07	Baa2/BBB+	20,376,360
7,250	Historic TW, Inc., 8.18%, 8/15/07	Baa2/BBB+	7,429,967
			27,806,327

Telecommunications—0.0%
304	Calpoint Receivable Structured Trust, 7.44%, 12/10/06 (d)	B3/NR	305,857

Utilities—0.2%
2,950	Indianapolis Power & Light, 7.375%, 8/1/07	Baa1/BBB-	2,997,218

	Total Corporate Notes (cost—$83,545,555)		83,052,937

U.S. Government Agency Securities—2.1%
32,000	Federal Home Loan Bank, 5.233%, 9/1/06 (cost—$32,000,000)	Aaa/AAA	32,000,000

U.S. Treasury Bills (h)—1.3%
19,305	4.50%-6.00%, 9/14/06-11/30/06 (cost—$19,244,627)		19,242,440

Commercial Paper—0.5%
Financial Services—0.5%
7,900	Total Finance, 5.26%, 9/1/06 (cost—$7,900,000)	NR/NR	7,900,000

Sovereign Debt Obligations—0.0%
Ukraine—0.0%
187	Republic of Ukraine, 11.00%, 3/15/07 (cost—$190,512)	B1/BB-	189,450

Repurchase Agreement—0.5%
7,269	State Street Bank & Trust Co., dated 8/31/06, 4.90%, due 9/1/06, proceeds $7,269,989; collateralized by Federal Home Loan Bank, 3.375%, due 2/23/07, valued at $7,418,107 including accrued interest (cost—$7,269,000)		7,269,000

	Total Short Term Investments (cost—$150,149,694)		149,653,827

Contracts		Value*

OPTIONS PURCHASED (i)—0.0%

	Put Options—0.0%
	Eurodollar Futures, Chicago Mercantile Exchange,
664	strike price $91, expires 6/18/07	$4,150
1,740	strike price $91, expires 9/17/07	10,875
270	strike price $91.50, expires 9/17/07	1,687
160	strike price $91.75, expires 12/18/06	1,000
424	strike price $92.50, expires 12/18/06	2,650
555	strike price $94.13, expires 12/18/06	3,469

	Total Options Purchased (cost—$39,692)	23,831

	Total Investments before options written (cost—$1,465,913,568)—100.1%	1,537,222,894

OPTIONS WRITTEN (i)—(0.1)%

	Call Options—(0.1)%
620	U.S. Treasury Bond Futures, Chicago Board of Trade, strike price $111, expires 11/21/06	(823,437)

	Put Options—(0.0)%
620	U.S. Treasury Bond Futures, Chicago Board of Trade, strike price $105, expires 11/21/06	(38,750)

	Total Options Written (premiums received—$586,907)	(862,187)

	Total Investments net of options written (cost—$1,465,326,661)—100.0%	$1,536,360,707

Notes to Schedule of Investments

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Fund’s investments in senior floating rate loans (“Senior Loans”), for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Senior Loans, for which a secondary market does not exist are valued at fair-value by Pacific Investment Management Company LLC (the “Sub-Adviser”). Such procedures by the Sub-Adviser include consideration evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any, (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair value of the Senior Loan. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement. Restricted as to resale and may not have a readily available market.
(b)	Illiquid security.
(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty.

(d)

144A Security - Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Fair-valued security.
(f)	Credit-linked trust certificate.
(g)	All or partial amount pledged as collateral for reverse repurchase agreements.
(h)	All or partial amount segregated as collateral for futures contracts and transactions in options written.
(i)	Non-income producing.
(j)

Residual Interest Municipal Bonds (“RIBS”)/Residual Interest Tax Exempt Bonds (“RITES”) - The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

Glossary:

£ - British Pound

CAD - Canadian Dollar

CMO - Collateralized Mortgage Obligation

FRN - Floating Rate Note.  The interest rate disclosed reflects the rate in effect on August 31, 2006.

LIBOR - London Inter-Bank Offered Rate

MBS - Mortgage-Backed Security

NR - Not Rated

PO - Principal Only

TRACERS - Traded Custody Receipts

UNIT - More than one class of securities traded together.

VRN - Variable Rate Note.   Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).  The interest rate disclosed reflects the rate in effect on August 31, 2006.

Other Investments:

(1) Futures contracts outstanding at August 31, 2006:

		Contracts/		Unrealized
		Notional Amount	Expiration	Appreciation
Type		(000)	Date	(Depreciation)
Long:	Financial Future British Pound — 90 day, December 2007	$1,652	12/19/07	$603,523
	Financial Future Euro — 90 day, September 2007	1,530	9/17/07	(145,201)
	Financial Future Euro — 90 day, December 2007	4,300	12/17/07	860,551
	Financial Future Euro — 90 day, March 2008	4,400	3/17/08	1,159,731
	Financial Future Euro — 90 day, June 2008	4,490	6/16/08	1,505,562
	U.S. Treasury Bonds, December 2006	2	12/19/06	875
Short:	Eurodollar Futures, September 2008	(1,000)	9/15/08	(90,000)
	U.S. Treasury Bonds, September 2006	(134)	9/20/06	(498,952)
	U.S. Treasury Notes, September 2006	(1,492)	9/20/06	(3,111,977)
				$284,112

(2) Transactions in options written for the nine months ended August 31, 2006:

	Contracts/Notional	Premiums
Options outstanding, November 30, 2005	16,059,447	$2,261,221
Options written	9,618,004	4,500,465
Options terminated in closing transactions	(25,676,211)	(6,174,779)
Options outstanding, August 31, 2006	1,240	$586,907

(3) Credit default swap agreements outstanding at August 31, 2006:

	Notional		Fixed
	Amount Payable		Payments
Swap Counterparty/	on Default	Termination	Received	Unrealized
Referenced Debt Issuer	(000)	Date	by Fund	Appreciation

ABN AMRO Bank
Ford Motor Credit	$2,000	6/20/07	3.10%	$38,396
Bear Stearns
GMAC	900	12/20/06	2.10%	7,785
GMAC	25,000	12/20/06	5.35%	635,013
Credit Suisse First Boston
GMAC	10,000	12/20/06	2.20%	92,073
GMAC	10,000	3/20/07	2.40%	129,068
Goldman Sachs
Dow Jones CDX US High Yield	21,340	12/20/10	3.95%	1,241,154
Ford Motor Credit	1,000	6/20/07	3.00%	18,210
JP Morgan Chase
GMAC	5,000	6/20/07	6.40%	223,407
Lehman Securities
Ford Motor Credit	5,000	6/20/07	3.28%	104,886
Merrill Lynch & Co.
Federation of Russia	10,000	7/20/07	0.40%	17,503
Ford Motor Credit	5,000	6/20/07	2.80%	80,387
Ford Motor Credit	3,000	6/20/07	3.45%	67,973
Morgan Stanley Dean Witter
Federation of Russia	10,000	6/20/07	0.39%	16,837
Federation of Russia	15,000	6/20/07	0.41%	27,985
Ford Motor Credit	2,000	6/20/07	3.40%	44,327
Ford Motor Credit	3,000	6/20/07	3.75%	76,869
Ford Motor Credit	7,000	6/20/07	4.00%	137,220
Ford Motor Credit	20,000	9/20/10	4.05%	750,156
Wachovia Bank
Ford Motor Credit	1,000	6/20/07	3.41%	22,262
				$3,731,511

(4) Interest rate swap agreements outstanding at August 31, 2006:

	Notional		Rate Type		Unrealized
	Amount	Termination	Payments made	Payments received	Appreciation
Swap Counterparty	(000)	Date	by Fund	by Fund	(Depreciation)
Goldman Sachs	$485,000	2/23/16	3 Month LIBOR	5.80%	$(718,990)
Goldman Sachs	485,000	2/26/16	4.41%	3 Month LIBOR	2,376,077
Lehman Securities	16,050	10/1/06	7.43%	3 Month LIBOR + 1.15%	(315,561)
Lehman Securities	151,000	2/23/16	4.405%	3 Month LIBOR	740,006
Lehman Securities	151,000	2/23/16	3 Month LIBOR	5.80%	(223,850)
Lehman Securities	1,700,000	12/18/24	5.77%	3 Month LIBOR	(78,897,170)
Lehman Securities	1,650,000	12/18/24	3 Month LIBOR	5.70%	58,777,619
					$(18,261,869)

LIBOR- London Inter-bank Offered Rate

(5) Forward foreign currency contracts outstanding at August 31, 2006:

		U.S. $ Value	U.S. $ Value	Unrealized
		Origination Date	August 31, 2006	Depreciation
Purchased:	¥ 1,123,328,000 settling 11/15/06	$9,875,645	$9,679,217	$(196,428)
Sold:	£6,023,000 settling 9/7/06	11,280,995	11,457,771	(176,776)
				$(373,204)

(6) Open reverse repurchase agreements at August 31, 2006:

			Maturity	Principal &
Counterparty	Rate	Trade Date	Date	Interest	Par
Lehman Securities	3.00%	8/16/06	4/25/08	$4,255,667	$4,250,000

Collateral for open reverse repurchase agreements at August 31, 2006, as reflected in the schedule of investments:

			Maturity
Counterparty	Description	Rate	Date	Par	Value
Lehman Securities	Abitibi-Consolidated, Inc.	8.375%	4/1/15	$5,000,000	$4,575,000

Item 2. Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Corporate Opportunity Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 25, 2006

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 25, 2006

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 25, 2006